Supplement dated March 1, 2010 to the prospectus dated May 1, 2009 for
Pacific Select Exec, Pacific Select Choice, Pacific Select Exec II, Pacific
Select Exec III, Pacific Select Exec IV, Pacific Select Accumulator, Pacific
Select Performer 500, M’s Versatile Product, M’s Versatile Product VI and M’s
Versatile Product VII flexible premium variable life insurance policies, and
Pacific Select Estate Preserver, Pacific Select Estate Preserver II, Pacific
Select Estate Preserver III, Pacific Select Estate Preserver IV, Pacific Select
Estate Preserver V, Pacific Select Estate Preserver VI, M’s Versatile
Product-Survivorship and M’s Versatile Product — Survivorship II last survivor flexible premium variable life insurance policies and Pacific Select Estate
Maximizer modified single premium variable life insurance policy issued by
Pacific Life Insurance Company

Terms used in this supplement are defined in the prospectuses referred to above unless otherwise defined herein. “We,” “us” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Policy Owner. This supplement must be preceded or accompanied by the applicable prospectus referenced above, as supplemented.

Changes to the Janus Aspen Series

The Board of Trustees of the Janus Aspen Series (the “Janus Trust”) has decided to liquidate the Janus Aspen INTECH Risk-Managed Core Portfolio of the Janus Trust (the “INTECH Variable Investment Option”) effective on or about April 30, 2010.

Effective April 1, 2010, the INTECH Variable Investment Option will be closed to new money; net premium allocations and transfers of Accumulated Value into the INTECH Variable Investment Option will not be accepted. Accordingly, effective April 1, 2010, all references to the INTECH Variable Investment Option are deleted.

Changes to the Premier VIT

The Board of Trustees of the Premier VIT (the “Premier Trust”) has decided to liquidate the NACM Small Cap Portfolio Risk-Managed Core Portfolio of the Premier Trust (the “NACM Variable Investment Option”) effective on or about April 30, 2010.

Effective April 1, 2010, the NACM Variable Investment Option will be closed to new money; net premium allocations and transfers of Accumulated Value into the NACM Variable Investment Option will not be accepted. Accordingly, effective April 1, 2010, all references to the NACM Variable Investment Option are deleted.